Transactions and Balances with Related Parties (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended												12 Months Ended
	Apr. 30, 2023	Nov. 30, 2023	Oct. 31, 2023	Jun. 30, 2023	Jan. 31, 2023	Nov. 30, 2022	Sep. 30, 2022	Aug. 31, 2022	Jun. 30, 2022	Apr. 30, 2022	Jan. 31, 2022	May 31, 2021	May 25, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 04, 2022	Apr. 22, 2021
Transactions and Balances with Related Parties [Line Items]
Share-based payment expenses (in Dollars)														$ 6,692	$ 7,333	$ 10,925
Voting interest																	100.00%
Cash payments (in Dollars)														$ 19,420
Payment in equity instruments														1,339,000
Fair value amount (in Dollars)														$ 11,682
Amount paid (in Dollars)										$ 3,661
Post-acquisition compensation cost														892,000
Estimated transaction date (in Dollars)														$ 7,756
Share-based compensation recognized (in Dollars)														$ 1,190	$ 3,286
Share options granted		1,000,000									400,000	3,000,000	131,000
Exercise price range (in Dollars per share)											$ 3.79	$ 6
Granted options to purchase												1,000,000
Restricted stock units, grant			70,000	200,000		75,000	1,620,869	1,270,000	210,000
Purchase replaced shares							3,241,737
Exercised warrants	4,816,282
Exercise of shares	3,559,073
Bottom of Range [Member]
Transactions and Balances with Related Parties [Line Items]
Exercise price range (in Dollars per share)													$ 7.69
Top of Range [Member]
Transactions and Balances with Related Parties [Line Items]
Exercise price range (in Dollars per share)													$ 9.33
DeepCube [Member]
Transactions and Balances with Related Parties [Line Items]
Voting interest																		100.00%
Officer [Member]
Transactions and Balances with Related Parties [Line Items]
Restricted stock units, grant			850,000	500,000	350,000	500,000